Description of Operations (Notes)	3 Months Ended
Mar. 31, 2014
Nature of Operations [Abstract]
Nature of Operations [Text Block]

Note 1.	Description of Operations
Sprint Corporation, including its consolidated subsidiaries, is a communications company offering a comprehensive range of wireless and wireline communications products and services that are designed to meet the needs of individual consumers, businesses, government subscribers and resellers. We have organized our operations to meet the needs of our targeted subscriber groups through focused communications solutions that incorporate the capabilities of our wireless and wireline services.
The Wireless segment includes retail, wholesale, and affiliate service revenue from a wide array of wireless voice and data transmission services and equipment revenue from the sale of wireless devices and accessories in the U.S., Puerto Rico and the U.S. Virgin Islands.
The Wireline segment includes revenue from domestic and international wireline voice and data communication services, including services to the cable multiple systems operators that resell our local and long distance services and use our back office systems and network assets in support of their telephone service provided over cable facilities primarily to residential end-use subscribers.
On July 10, 2013, SoftBank Corp. and certain of its wholly-owned subsidiaries (together, "SoftBank") completed the merger (SoftBank Merger) with Sprint Nextel Corporation (Sprint Nextel) contemplated by the Agreement and Plan of Merger, dated as of October 15, 2012 (as amended, the Merger Agreement), and the Bond Purchase Agreement, dated as of October 15, 2012 (as amended, the Bond Agreement). As a result of the SoftBank Merger, Starburst II, Inc. (Starburst II), a wholly-owned subsidiary of SoftBank became the parent company of Sprint Nextel. Immediately thereafter, Starburst II changed its name to Sprint Corporation and Sprint Nextel changed its name to Sprint Communications, Inc. In addition, in connection with the closing of the SoftBank Merger, Sprint Corporation became the successor registrant to Sprint Nextel under Rule 12g-3 of the Securities Exchange Act of 1934 (Exchange Act) and is the entity subject to the reporting requirements of the Exchange Act for filings with the Securities and Exchange Commission (SEC) subsequent to the close of the SoftBank Merger. In addition, in order to align with SoftBank’s reporting schedule, our Board of Directors approved a change in our fiscal year end to March 31, effective March 31, 2014. As a result, this transition report is for the three-month period of January 1, 2014 through March 31, 2014. References herein to fiscal year 2014 refer to the twelve-month period ending March 31, 2015. See Note 3. Significant Transactions for additional information regarding the SoftBank Merger and related transactions. Unless the context otherwise requires, references to "Sprint," "we," "us," "our" and the "Company" mean Sprint Corporation and its consolidated subsidiaries for all periods presented, inclusive of Successor and Predecessor periods described below, and references to "Sprint Communications" are to Sprint Communications, Inc. and its consolidated subsidiaries.
In connection with the change of control, as a result of the SoftBank Merger, Sprint Communications' assets and liabilities were adjusted to fair value on the closing date of the SoftBank Merger. The consolidated financial statements distinguish between the predecessor period (Predecessor) relating to Sprint Communications for periods prior to the SoftBank Merger and the successor period (Successor) relating to Sprint Corporation, formerly known as Starburst II, for periods subsequent to the incorporation of Starburst II on October 5, 2012. The Successor financial information includes the activity and accounts of Sprint Corporation as of and for the three-month transition period ended March 31, 2014 and the year ended December 31, 2013, which includes the activity and accounts of Sprint Communications, inclusive of the consolidation of Clearwire Corporation (Clearwire), prospectively following completion of the SoftBank Merger (Post-merger period), beginning on July 11, 2013 and the three-month transition period ended March 31, 2014. The accounts and operating activity for the Successor periods from October 5, 2012 (date of inception) to December 31, 2012, the three-month period ended March 31, 2013, and from January 1, 2013 to July 10, 2013 consist solely of the activity of Starburst II prior to the close of the SoftBank Merger, which primarily related to merger expenses that were incurred in connection with the SoftBank Merger (recognized in selling, general and administrative expense) and interest related to the $3.1 billion convertible bond (Bond) Sprint Communications, Inc. issued to Starburst II. The Predecessor financial information represents the historical basis of presentation for Sprint Communications for all periods prior to the SoftBank Merger. As a result of the preliminary valuation of assets acquired and liabilities assumed at fair value at the time of the SoftBank Merger, the financial statements for the Successor period are presented on a measurement basis different than the Predecessor period (Sprint Communications historical cost) and are, therefore, not comparable. See Note 3. Significant Transactions for additional information regarding the SoftBank Merger.
On July 9, 2013, Sprint Communications completed the acquisition of the remaining equity interests in Clearwire that it did not already own for approximately $3.5 billion, net of cash acquired, or $5.00 per share (Clearwire Acquisition). The consideration paid was allocated to assets acquired and liabilities assumed based on their estimated preliminary fair values at the time of the Clearwire Acquisition. The effects of the Clearwire Acquisition are included in the Predecessor period financial information and are therefore included in the allocation of the consideration transferred at the closing date of the SoftBank Merger.